Financial Instruments and Financial Risk Management - Summary of Carrying Amount of Interest-bearing Financial Instruments Excluding Effects of Interest Rate Derivatives (Details) - USD ($)
$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Carrying amount	$ 1,315,757	$ 1,608,094	[1]	$ 872,544
Fixed Rate Instruments
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Carrying amount	1,315,757	1,044,244
Variable Interest
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Carrying amount	$ 0	$ 563,850

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d))